Shareholder Report	12 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000129549
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro ETF
Trading Symbol	DWAT
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow DWA Tactical: Macro ETF	$157	1.53%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Arrow DWA Tactical: Macro ETF - NAV	Barclay Global Macro Index
10/01/14	$10,000	$10,000
07/31/15	$10,793	$10,506
07/31/16	$10,852	$10,354
07/31/17	$11,495	$10,658
07/31/18	$12,700	$10,835
07/31/19	$12,290	$11,114
07/31/20	$12,548	$11,646
07/31/21	$14,947	$13,089
07/31/22	$16,215	$14,076
07/31/23	$15,968	$14,380
07/31/24	$16,899	$15,747

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 years	Since Inception (October 1, 2014)
Arrow DWA Tactical: Macro ETF - NAV	5.83%	6.58%	5.48%
Arrow DWA Tactical: Macro ETF - Market Price	6.44%	6.50%	5.47%
Barclay Global Macro Index	9.51%	7.22%	4.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 01, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,345,417	$ 3,345,417
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,345,417 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$0 Portfolio Turnover193%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	0.1%
Closed End Funds	8.5%
Exchange-Traded Funds	91.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at www.ArrowFunds.com or upon request at 1-877-277-6933. Effective December 1, 2023, the expense limitation for the Fund was increased from 1.40% to 1.60% of the Fund’s average daily net assets.